Annual Total Returns[BarChart] - Goldman Sachs Target Date Retirement Portfolio - Class R6 Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.12%	9.93%	10.94%	7.14%	(0.42%)	5.76%	8.44%	(3.11%)	17.49%	11.36%